TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 91.8%
	AEROSPACE & DEFENSE — 2.0%
1,165,000	Goat Holdco, LLC(a)		6.7500	02/01/32	$1,195,029
2,000,000	TransDigm, Inc.(a)		6.3750	03/01/29	2,065,038
1,250,000	TransDigm, Inc.(a)		6.8750	12/15/30	1,308,768
325,000	TransDigm, Inc.(a)		6.2500	01/31/34	337,383
					4,906,218
	AUTOMOTIVE — 5.9%
3,500,000	Adient Global Holdings Ltd.(a)		8.2500	04/15/31	3,682,309
2,705,000	Adient Global Holdings Ltd.(a)		7.5000	02/15/33	2,793,745
5,620,000	Aptiv plc / Aptiv Global Financing DAC(b)	H15T5Y + 3.385%	6.8750	12/15/54	5,837,911
2,500,000	Goodyear Tire & Rubber Company (The)		5.6250	04/30/33	2,380,870
					14,694,835
	CHEMICALS — 9.3%
1,750,000	Avient Corporation(a)		7.1250	08/01/30	1,807,923
1,145,000	Avient Corporation(a)		6.2500	11/01/31	1,177,658
1,000,000	Axalta Coating Systems, LLC(a)		3.3750	02/15/29	966,175
2,500,000	Chemours Company (The)(a)		4.6250	11/15/29	2,262,882
2,815,000	Chemours Company (The)(a)		8.0000	01/15/33	2,728,465
2,360,000	INEOS Finance plc(a)		7.5000	04/15/29	2,051,997
5,065,000	Mativ Holdings, Inc.(a)		8.0000	10/01/29	5,122,107
1,375,000	Tronox, Inc.(a)		4.6250	03/15/29	963,760
905,000	Tronox, Inc.(a)		9.1250	09/30/30	904,325
2,500,000	WR Grace Holdings, LLC(a)		5.6250	08/15/29	2,389,342
1,000,000	WR Grace Holdings, LLC(a)		7.3750	03/01/31	1,027,810
1,345,000	WR Grace Holdings, LLC(a)		6.6250	08/15/32	1,363,144
					22,765,588
	COMMERCIAL SUPPORT SERVICES — 8.0%
2,310,000	Allied Universal Holdco, LLC(a)		7.8750	02/15/31	2,435,834
2,325,000	Allied Universal Holdco, LLC / Allied Universal Finance Corporation(a)		6.8750	06/15/30	2,423,096
125,000	Allied Universal Holdco, LLC/ Allied Universal Finance Corporation(a)		4.6250	06/01/28	123,004
1,625,000	Clean Harbors, Inc.(a)		6.3750	02/01/31	1,675,152
5,600,000	Enviri Corporation(a)		5.7500	07/31/27	5,607,359
1,500,000	GFL Environmental, Inc.(a)		6.7500	01/15/31	1,575,621
1,250,000	VT Topco, Inc.(a)		8.5000	08/15/30	1,311,018
3,225,000	Waste Pro USA, Inc.(a)		7.0000	02/01/33	3,328,958

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 91.8% (Continued)
	COMMERCIAL SUPPORT SERVICES — 8.0% (Continued)
1,000,000	Williams Scotsman, Inc.(a)		6.6250	06/15/29	$1,036,601
					19,516,643
	CONSTRUCTION MATERIALS — 0.8%
660,000	Quikrete Holdings, Inc.(a)		6.3750	03/01/32	687,426
975,000	Standard Building Solutions, Inc.(a)		6.2500	08/01/33	996,549
335,000	Standard Industries, Inc.(a)		6.5000	08/15/32	345,113
					2,029,088
	CONSUMER SERVICES — 3.9%
4,842,000	PROG Holdings, Inc.(a)		6.0000	11/15/29	4,798,325
4,750,000	Upbound Group, Inc.(a)		6.3750	02/15/29	4,702,149
					9,500,474
	CONTAINERS & PACKAGING — 3.3%
1,000,000	Canpack S.A. / Canpack US, LLC(a)		3.8750	11/15/29	957,689
500,000	Graham Packaging Company, Inc.(a)		7.1250	08/15/28	501,400
1,250,000	Graphic Packaging International, LLC(a)		3.7500	02/01/30	1,186,678
1,000,000	LABL, Inc.(a)		8.2500	11/01/29	380,000
2,800,000	Mauser Packaging Solutions Holding Company(a)		7.8750	04/15/30	2,794,217
1,750,000	TriMas Corporation(a)		4.1250	04/15/29	1,703,413
270,000	Trivium Packaging Finance BV(a)		8.2500	07/15/30	289,637
300,000	Trivium Packaging Finance BV(a)		12.2500	01/15/31	325,769
					8,138,803
	ELECTRIC UTILITIES — 2.1%
2,910,000	Alpha Generation, LLC(a)		6.7500	10/15/32	3,009,118
2,000,000	Vistra Corporation(a)(b)	H15T5Y + 5.740%	7.0000	06/15/70	2,042,407
250,000	Vistra Operations Company, LLC(a)		4.3750	05/01/29	246,965
					5,298,490
	ELECTRICAL EQUIPMENT — 2.2%
1,000,000	BWX Technologies, Inc.(a)		4.1250	06/30/28	988,812
1,000,000	BWX Technologies, Inc.(a)		4.1250	04/15/29	975,339
700,000	Gates Corporation (The)(a)		6.8750	07/01/29	727,811
1,360,000	WESCO Distribution, Inc.(a)		6.3750	03/15/29	1,406,130
1,360,000	WESCO Distribution, Inc.(a)		6.6250	03/15/32	1,421,823
					5,519,915

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 91.8% (Continued)
	FOOD — 1.5%
3,755,000	B&G Foods, Inc.(a)		8.0000	09/15/28	$3,699,125

	HEALTH CARE FACILITIES & SERVICES — 4.5%
1,835,000	Concentra Escrow Issuer Corporation(a)		6.8750	07/15/32	1,921,252
3,820,000	HAH Group Holding Company, LLC(a)		9.7500	10/01/31	3,595,113
3,215,000	National Mentor Holdings, Inc.(a)		10.5000	12/15/30	3,235,024
1,750,000	Pediatrix Medical Group, Inc.(a)		5.3750	02/15/30	1,751,595
526,000	Tenet Healthcare Corporation		6.1250	10/01/28	528,699
					11,031,683
	HOME CONSTRUCTION — 4.4%
1,045,000	Ashton Woods USA, LLC / Ashton Woods Finance Company(a)		6.8750	08/01/33	1,046,709
2,250,000	Ashton Woods USA, LLC / Ashton Woods Finance Company(a)		4.6250	08/01/29	2,151,857
1,000,000	Ashton Woods USA, LLC / Ashton Woods Finance Company(a)		4.6250	04/01/30	959,461
685,000	Dream Finders Homes, Inc.(a)		6.8750	09/15/30	689,329
680,000	STL Holding Company, LLC(a)		8.7500	02/15/29	717,427
2,023,000	Weekley Homes, LLC / Weekley Finance Corporation(a)		4.8750	09/15/28	1,996,641
3,230,000	Weekley Homes, LLC / Weekley Finance Corporation(a)		6.7500	01/15/34	3,274,963
					10,836,387
	HOUSEHOLD PRODUCTS — 1.7%
4,230,000	Energizer Holdings, Inc.(a)		6.0000	09/15/33	4,061,795

	INSTITUTIONAL FINANCIAL SERVICES — 0.7%
1,576,000	Aretec Group, Inc.(a)		10.0000	08/15/30	1,700,597

	INSURANCE — 2.2%
1,000,000	Acrisure, LLC / Acrisure Finance, Inc.(a)		7.5000	11/06/30	1,045,085
1,000,000	Acrisure, LLC / Acrisure Finance, Inc.(a)		6.7500	07/01/32	1,036,969
65,000	Asurion, LLC and Asurion Co-Issuer, Inc.(a)		8.0000	12/31/32	67,471
1,075,000	Baldwin Insurance Group Holdings, LLC / Baldwin Insurance Group Holdings Finance(a)		7.1250	05/15/31	1,114,589
1,000,000	HUB International Ltd.(a)		7.2500	06/15/30	1,050,480
1,000,000	Ryan Specialty, LLC(a)		5.8750	08/01/32	1,022,408
					5,337,002

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 91.8% (Continued)
	MACHINERY — 0.6%
1,000,000	Esab Corporation(a)		6.2500	04/15/29	$1,029,454
500,000	SPX FLOW, Inc.(a)		8.7500	04/01/30	518,105
					1,547,559
	MEDICAL EQUIPMENT & DEVICES — 1.7%
750,000	Bausch & Lomb Escrow Corporation(a)		8.3750	10/01/28	783,750
325,000	Insulet Corporation(a)		6.5000	04/01/33	340,018
3,000,000	Sotera Health Holdings, LLC(a)		7.3750	06/01/31	3,168,621
					4,292,389
	METALS & MINING — 0.8%
2,000,000	Kaiser Aluminum Corporation(a)		4.5000	06/01/31	1,940,338

	OIL & GAS PRODUCERS — 6.7%
2,022,000	CQP Holdco, L.P. / BIP-V Chinook Holdco, LLC(a)		5.5000	06/15/31	2,001,737
2,000,000	CQP Holdco, L.P. / BIP-V Chinook Holdco, LLC(a)		7.5000	12/15/33	2,151,684
500,000	Genesis Energy, L.P. / Genesis Energy Finance Corporation		7.7500	02/01/28	502,371
600,000	Genesis Energy, L.P. / Genesis Energy Finance Corporation		8.2500	01/15/29	628,264
750,000	Genesis Energy, L.P. / Genesis Energy Finance Corporation		8.8750	04/15/30	791,675
3,500,000	Global Partners, L.P. / GLP Finance Corporation(a)		8.2500	01/15/32	3,700,581
3,075,000	ITT Holdings, LLC(a)		6.5000	08/01/29	2,953,596
2,000,000	NuStar Logistics, L.P.		5.6250	04/28/27	2,030,462
1,750,000	Permian Resources Operating, LLC(a)		5.8750	07/01/29	1,766,015
100,000	Permian Resources Operating, LLC(a)		7.0000	01/15/32	104,555
					16,630,940
	REAL ESTATE INVESTMENT TRUSTS — 2.0%
1,500,000	MPT Operating Partnership, L.P. / MPT Finance Corporation		4.6250	08/01/29	1,257,919
1,420,000	MPT Operating Partnership, L.P. / MPT Finance Corporation(a)		8.5000	02/15/32	1,517,523
750,000	Service Properties Trust		5.5000	12/15/27	741,114
1,375,000	Service Properties Trust(a)		8.6250	11/15/31	1,447,137
					4,963,693
	REAL ESTATE OWNERS & DEVELOPERS — 1.8%
1,500,000	Greystar Real Estate Partners, LLC(a)		7.7500	09/01/30	1,582,451
2,999,000	Howard Hughes Corporation (The)(a)		4.3750	02/01/31	2,857,132
					4,439,583

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 91.8% (Continued)
	REAL ESTATE SERVICES — 0.4%
1,000,000	Newmark Group, Inc.		7.5000	01/12/29	$1,073,704

	RETAIL - CONSUMER STAPLES — 0.5%
1,250,000	Ingles Markets, Inc.(a)		4.0000	06/15/31	1,187,217

	RETAIL - DISCRETIONARY — 3.7%
1,250,000	Builders FirstSource, Inc.(a)		6.3750	03/01/34	1,294,429
1,065,000	Cougar JV Subsidiary, LLC(a)		8.0000	05/15/32	1,142,541
2,000,000	Ken Garff Automotive, LLC(a)		4.8750	09/15/28	1,994,860
1,000,000	Lithia Motors, Inc.(a)		4.3750	01/15/31	961,886
1,600,000	Queen MergerCo, Inc.(a)		6.7500	04/30/32	1,672,350
2,050,000	Sonic Automotive, Inc.(a)		4.8750	11/15/31	1,988,747
					9,054,813
	SOFTWARE — 0.4%
1,000,000	UKG, Inc.(a)		6.8750	02/01/31	1,029,259

	SPECIALTY FINANCE — 15.6%
1,000,000	AerCap Ireland Capital DAC / Aercap Global Aviation Trust(b)	H15T5Y + 2.720%	6.9500	03/10/55	1,049,786
3,000,000	Air Lease Corporation(b)	H15T5Y + 4.076%	4.6500	06/15/70	2,980,498
650,000	Arbor Realty SR, Inc.(a)		8.5000	12/15/28	647,780
2,355,000	Arbor Realty SR, Inc.(a)		7.8750	07/15/30	2,243,117
500,000	Burford Capital Global Finance, LLC(a)		6.2500	04/15/28	497,305
1,785,000	Burford Capital Global Finance, LLC(a)		9.2500	07/01/31	1,840,310
500,000	Freedom Mortgage Corporation(a)		6.6250	01/15/27	503,653
2,090,000	Freedom Mortgage Holdings, LLC(a)		6.8750	05/01/31	2,092,944
2,500,000	Freedom Mortgage Holdings, LLC(a)		9.1250	05/15/31	2,688,410
330,000	Freedom Mortgage Holdings, LLC(a)		8.3750	04/01/32	347,856
1,015,000	Freedom Mortgage Holdings, LLC(a)		7.8750	04/01/33	1,053,992
2,955,000	ILFC E-Capital Trust I(a)(b)	TSFR3M + 1.812%	6.3500	12/21/65	2,483,709
3,000,000	ILFC E-Capital Trust II(a)(b)	TSFR3M + 2.062%	6.6000	12/21/65	2,576,009
3,670,000	Jefferies Finance, LLC / JFIN Co-Issuer Corporation(a)		6.6250	10/15/31	3,614,515
1,000,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corporation(a)		7.0000	07/15/31	1,060,927
1,000,000	OneMain Finance Corporation		6.1250	05/15/30	1,021,827

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 91.8% (Continued)
	SPECIALTY FINANCE — 15.6% (Continued)
2,000,000	PennyMac Financial Services, Inc.(a)		6.8750	05/15/32	$2,095,564
2,150,000	Rithm Capital Corp(a)		8.0000	07/15/30	2,200,704
4,050,000	Rithm Capital Corporation(a)		8.0000	04/01/29	4,161,076
820,000	Starwood Property Trust, Inc.(a)		6.0000	04/15/30	844,265
1,000,000	Starwood Property Trust, Inc.(a)		6.5000	07/01/30	1,046,810
655,000	Starwood Property Trust, Inc.(a)		6.5000	10/15/30	683,364
655,000	Walker & Dunlop, Inc.(a)		6.6250	04/01/33	674,943
					38,409,364
	STEEL — 2.4%
1,500,000	Commercial Metals Company		4.3750	03/15/32	1,448,803
640,000	Commercial Metals Company(a)		5.7500	11/15/33	654,792
4,004,000	TMS International Corporation(a)		6.2500	04/15/29	3,885,329
					5,988,924
	TECHNOLOGY HARDWARE — 1.1%
550,000	Ciena Corporation(a)		4.0000	01/31/30	530,923
1,000,000	TTM Technologies, Inc.(a)		4.0000	03/01/29	980,476
1,000,000	Zebra Technologies Corporation(a)		6.5000	06/01/32	1,036,732
					2,548,131
	TECHNOLOGY SERVICES — 0.8%
995,000	CACI International, Inc.(a)		6.3750	06/15/33	1,030,749
1,000,000	Insight Enterprises, Inc.(a)		6.6250	05/15/32	1,028,139
					2,058,888
	TRANSPORTATION & LOGISTICS — 0.3%
660,000	Stonepeak Nile Parent, LLC(a)		7.2500	03/15/32	699,245

	WHOLESALE - CONSUMER STAPLES — 0.5%
1,280,000	KeHE Distributors, LLC / KeHE Finance Corporation / NextWave Distribution, Inc.(a)		9.0000	02/15/29	1,345,215

	TOTAL CORPORATE BONDS (Cost $220,521,069)				226,245,905

TIMOTHY PLAN HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENT — 6.7%
	MONEY MARKET FUND - 6.7%
16,615,867	Fidelity Investments Money Market Government Portfolio, Class I, 3.64%(c) (Cost $16,615,867)	$16,615,867

	TOTAL INVESTMENTS - 98.5% (Cost $237,136,936)	$242,861,772
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%	3,799,753
	NET ASSETS - 100.0%	$246,661,525

BV	- Besloten Vennootschap

DAC	- Designated Activity Company

LLC	- Limited Liability Company

LLLP	- Limited Liability Limited Partnership

L.P.	- Limited Partnership

Ltd.	- Limited Company

plc	- Public Limited Company

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

TSFR3M	Term Secured Overnight Financing Rate 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the total market value of Rule 144A securities is $203,972,002 or 82.7% of net assets.

(b)	Variable rate security; the rate shown represents the rate on December 31, 2025.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2025.